Note 3 - Acquisitions (Detail) - Purchase Price Allocations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Abeton [Member] Customer Relationships [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Abeton [Member] Trade Names [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Abeton [Member] Noncompete Agreements [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Abeton [Member] Unpatented Technology [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Abeton [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Trade Names [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Noncompete Agreements [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Unpatented Technology [Member]	Dec. 31, 2009 Preliminary Purchase Price Allocation [Member] Other 2009 Acquisitions [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Metro Medical [Member] Customer Relationships [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Metro Medical [Member] Trade Names [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Metro Medical [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Metro Medical [Member] Unpatented Technology [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Metro Medical [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Direct IME [Member] Customer Relationships [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Direct IME [Member] Trade Names [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Direct IME [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Direct IME [Member] Unpatented Technology [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Direct IME [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Verity [Member] Customer Relationships [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Verity [Member] Trade Names [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Verity [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Verity [Member] Unpatented Technology [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Verity [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] UKIM [Member] Customer Relationships [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] UKIM [Member] Trade Names [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] UKIM [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] UKIM [Member] Unpatented Technology [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] UKIM [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Trade Names [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Unpatented Technology [Member]	Dec. 31, 2010 Preliminary Purchase Price Allocation [Member] Other 2010 Acquisitions [Member]	Dec. 31, 2009 Purchase Price Adjustments and Reclassifications [Member] Abeton [Member]	Dec. 31, 2009 Purchase Price Adjustments and Reclassifications [Member] Other 2009 Acquisitions [Member]	Dec. 31, 2010 Purchase Price Adjustments and Reclassifications [Member] Verity [Member]	Dec. 31, 2010 Purchase Price Adjustments and Reclassifications [Member] UKIM [Member]	Dec. 31, 2010 Purchase Price Adjustments and Reclassifications [Member] Other 2010 Acquisitions [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Abeton [Member] Customer Relationships [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Abeton [Member] Trade Names [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Abeton [Member] Noncompete Agreements [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Abeton [Member] Unpatented Technology [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Abeton [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Trade Names [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Noncompete Agreements [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Other 2009 Acquisitions [Member] Unpatented Technology [Member]	Dec. 31, 2009 Final Purchase Price Allocation [Member] Other 2009 Acquisitions [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Metro Medical [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Metro Medical [Member] Trade Names [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Metro Medical [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Metro Medical [Member] Unpatented Technology [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Metro Medical [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Direct IME [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Direct IME [Member] Trade Names [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Direct IME [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Direct IME [Member] Unpatented Technology [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Direct IME [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Verity [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Verity [Member] Trade Names [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Verity [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Verity [Member] Unpatented Technology [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Verity [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] UKIM [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] UKIM [Member] Trade Names [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] UKIM [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] UKIM [Member] Unpatented Technology [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] UKIM [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Trade Names [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Noncompete Agreements [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Other 2010 Acquisitions [Member] Unpatented Technology [Member]	Dec. 31, 2010 Final Purchase Price Allocation [Member] Other 2010 Acquisitions [Member]	Dec. 31, 2008 Abeton [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member]	Dec. 31, 2010 Metro Medical [Member]	Dec. 31, 2010 Direct IME [Member]	Dec. 31, 2010 Verity [Member]	Dec. 31, 2010 UKIM [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member]
Equipment and leasehold improvements					$ 124					$ 258					$ 186					$ 34					$ 46					$ 152					$ 792										$ 124					$ 258					$ 186					$ 34					$ 46					$ 152					$ 792
Intangible Assets	3,525	1,072	46	99		10,320	3,043	851	1,289		4,715	1,458	66	100		5,416	720	33	48		6,063	1,036	51	83		3,238	1,704	107	5		24,814	5,984	242	1,219							3,525	1,072	46	99		10,320	3,043	851	1,289		4,715	1,458	66	100		5,416	720	33	48		6,063	1,036	51	83		3,238	1,704	107	5		24,814	5,984	242	1,219
Goodwill					4,340					9,622					5,601					5,708					6,160					2,895					37,513	13	(316)	14	1,487	298					4,353					9,306					5,601					5,708					6,174					4,382					37,811
Net deferred tax (liability) asset associated with step-up in book basis					224					(280)					680					815					12					1,163					(2,540)		376	8	826	212					224					96					680					815					20					1,989					(2,328)
Assets acquired and liabilities assumed, net					224					1,008					682					855					540					6,358					2,294	(86)	40	(22)	(1,940)	(598)					138					1,048					682					855					518					4,418					1,696
Totals					$ 9,654					$ 26,111					$ 13,488					$ 13,629					$ 13,991					$ 15,622					$ 70,318	$ (73)	$ 100		$ 373	$ (88)					$ 9,581					$ 26,211					$ 13,488					$ 13,629					$ 13,991					$ 15,995					$ 70,230	$ 9,600	$ 26,200	$ 13,500	$ 13,600	$ 14,000	$ 16,000	$ 70,200